21. Net Loss per Common Share (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share

Description	Three and nine Months ended September 30, 2022	Three and nine Months ended September 30, 2021

Options	2,384,063	2,741,438
Warrants	3,664,168	546,336
	6,048,231	3,287,774

Description	Year ended December 31, 2021	Year ended December 31, 2020

Options	2,766,438	1,622,938
Warrants	546,336	2,053,145
Convertible debentures	—	10,796
	3,312,774	3,686,879